Accrued Payroll - Schedule of Accrued Payroll (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll	$ 29,253	$ 27,704	$ 13,707
Accrued payroll taxes	990,066	542,460	463,274
Total	$ 1,019,319	$ 570,164	$ 476,981